Fair Value Measurements - Schedule of Equity Allocation Model Valuation Assumptions Techniques (Detail)	May 10, 2018	Mar. 08, 2018
Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities measurement input rate	0.50	0.50
Risk-free Rate (3 months) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities measurement input rate	0.0158	0.0166
Risk-free Rate (4 years) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities measurement input rate	0.0246	0.0252
Dividend yield [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities measurement input rate	0	0